UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment:           |x|; Amendment Number: __1__

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory L. Florio
Title:  Chief Compliance Officer
Phone:  (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York                May 20, 2010
----------------------       -----------------------          ------------------
    [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:    $117,284
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.   Form 13F File Number    Name
---   --------------------    ----------------------------------------------
1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.

2.    028-13841               Marathon Structured Finance Feeder Fund, Ltd.

3.    028-13810               Marathon Distressed Subprime Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                           March 31, 2010

COLUMN 1                     COLUMN  2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-------------------------- -------------- ---------  ------- --------------------  ----------  --------  -----------------------
                                                      VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (X1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------- -------------- ---------  ------- ---------  ---  ----  ----------  --------  ---------- ------  ----
BERKSHIRE HATHAWAY INC DEL    CL B NEW    084670702   1,227     15,100       Call   SHARED        1         15,100
BERKSHIRE HATHAWAY INC DEL    CL B NEW    084670702   1,227     15,100       Put    SHARED        1         15,100
DEX ONE CORP                  COM         25212W100  46,472  1,664,457  SH          SHARED        1      1,664,457
DEX ONE CORP                  COM         25212W100  47,108  1,687,265  SH           SOLE        NONE    1,687,265
SUPERMEDIA INC                COM         868447103  10,314    253,536  SH          SHARED        1        253,536
SUPERMEDIA INC                COM         868447103  10,936    268,838  SH           SOLE        NONE      268,838








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